Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue by Product Categories - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue	$ 74,164,149	$ 77,615,549
Beauty products [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue	16,780,967	58,276,846
Health products [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue	2,563,142	7,468,482
Sundry products [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue	3,441,388	4,722,084
Luxury products [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue	31,551,744
Electronic products [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue	16,541,351
Other Products and Service [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue	$ 3,285,557	$ 7,148,137